Segment information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014
Time charter revenues	$ 11,535	$ 0
Construction contract revenues	0	29,127
Total revenues	11,535	29,127
Operating expenses	(4,359)	(4,148)
Construction contract expenses	0	(24,661)
Equity in earnings of joint ventures	(2,122)	(1,671)
Depreciation and amortization	(8)	(8)
Operating income (loss)	5,046	(1,361)
Gain (loss) on derivative instruments	121	0
Other financial income (expense), net	(2,572)	5
Income (loss) before tax	2,595	(1,356)
Income tax expense	(177)	(408)
Net income (loss)	2,418	(1,764)
Newbuildings	0		0
Vessels, net of accumulated depreciation	0		0
Net investment in direct financing lease	294,962		295,188
Advances to joint ventures	17,586		18,952
Total assets	562,970		568,215
Accumulated losses of joint ventures	61,752		59,630
Expenditures for newbuildings, vessels & equipment	455		172,173
Expenditures for drydocking	0		0
Principal repayment direct financing lease	680		1,311
Majority Held FSRUs [Member]
Time charter revenues	11,535	0
Construction contract revenues	0	29,127
Total revenues	11,535	29,127
Operating expenses	(2,795)	(1,331)
Construction contract expenses	0	(24,661)
Equity in earnings of joint ventures	0	0
Segment EBITDA	8,740	3,135
Depreciation and amortization	(8)	(8)
Operating income (loss)	8,732	3,127
Gain (loss) on derivative instruments	121	0
Other financial income (expense), net	(4,701)	(461)
Income (loss) before tax	4,152	2,666
Income tax expense	(177)	(408)
Net income (loss)	3,975	2,258
Newbuildings	0		0
Vessels, net of accumulated depreciation	0		0
Net investment in direct financing lease	294,962		295,188
Advances to joint ventures	0		0
Total assets	378,216		377,626
Accumulated losses of joint ventures	0		0
Expenditures for newbuildings, vessels & equipment	455		172,173
Expenditures for drydocking	0		0
Principal repayment direct financing lease	680		1,311
Joint Venture FSRUs [Member]
Time charter revenues	10,169	10,249
Construction contract revenues	0	0
Total revenues	10,169	10,249
Operating expenses	(2,135)	(2,145)
Construction contract expenses	0	0
Equity in earnings of joint ventures	0	0
Segment EBITDA	8,034	8,104
Depreciation and amortization	(2,177)	(2,285)
Operating income (loss)	5,857	5,819
Gain (loss) on derivative instruments	(3,932)	(3,154)
Other financial income (expense), net	(4,047)	(4,336)
Income (loss) before tax	(2,122)	(1,671)
Income tax expense	0	0
Net income (loss)	(2,122)	(1,671)
Newbuildings	0		0
Vessels, net of accumulated depreciation	279,417		279,670
Net investment in direct financing lease	0		0
Advances to joint ventures	0		0
Total assets	300,701		300,327
Accumulated losses of joint ventures	0		0
Expenditures for newbuildings, vessels & equipment	4,091		2,358
Expenditures for drydocking	221		0
Principal repayment direct financing lease	0		0
Other Segments [Member]
Time charter revenues	0	0
Construction contract revenues	0	0
Total revenues	0	0
Operating expenses	(1,564)	(2,817)
Construction contract expenses	0	0
Equity in earnings of joint ventures	0	0
Segment EBITDA	(1,564)	(2,817)
Depreciation and amortization	0	0
Operating income (loss)	(1,564)	(2,817)
Gain (loss) on derivative instruments	0	0
Other financial income (expense), net	2,129	466
Income (loss) before tax	565	(2,351)
Income tax expense	0	0
Net income (loss)	565	(2,351)
Newbuildings	0		0
Vessels, net of accumulated depreciation	0		0
Net investment in direct financing lease	0		0
Advances to joint ventures	17,586		18,952
Total assets	184,754		190,589
Accumulated losses of joint ventures	50		50
Expenditures for newbuildings, vessels & equipment	0		0
Expenditures for drydocking	0		0
Principal repayment direct financing lease	0		0
Operating Segments [Member]
Time charter revenues	21,704	10,249
Construction contract revenues	0	29,127
Total revenues	21,704	39,376
Operating expenses	(6,494)	(6,293)
Construction contract expenses	0	(24,661)
Equity in earnings of joint ventures	0	0
Segment EBITDA	15,210	8,422
Depreciation and amortization	(2,185)	(2,293)
Operating income (loss)	13,025	6,129
Gain (loss) on derivative instruments	(3,811)	(3,154)
Other financial income (expense), net	(6,619)	(4,331)
Income (loss) before tax	2,595	(1,356)
Income tax expense	(177)	(408)
Net income (loss)	2,418	(1,764)
Newbuildings	0		0
Vessels, net of accumulated depreciation	279,417		279,670
Net investment in direct financing lease	294,962		295,188
Advances to joint ventures	17,586		18,952
Total assets	863,670		868,542
Accumulated losses of joint ventures	50		50
Expenditures for newbuildings, vessels & equipment	4,546		174,531
Expenditures for drydocking	221		0
Principal repayment direct financing lease	680		1,311
Eliminations [Member]
Time charter revenues	(10,169)	(10,249)
Construction contract revenues	0	0
Operating expenses	2,135	2,145
Construction contract expenses	0	0
Equity in earnings of joint ventures	(2,122)	(1,671)
Depreciation and amortization	2,177	2,285
Gain (loss) on derivative instruments	3,932	3,154
Other financial income (expense), net	4,047	4,336
Income (loss) before tax	0	0
Income tax expense	0	0
Net income (loss)	0	0
Newbuildings	0		0
Vessels, net of accumulated depreciation	(279,417)		(279,670)
Net investment in direct financing lease	0		0
Advances to joint ventures	0		0
Total assets	(300,701)		(300,327)
Accumulated losses of joint ventures	(61,802)		(59,680)
Expenditures for newbuildings, vessels & equipment	(4,091)		(2,358)
Expenditures for drydocking	(221)		0
Principal repayment direct financing lease	$ 0		$ 0